Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Defined Benefit Plans

	December 31, 2017	December 31, 2016
	$	$
Balance sheet obligations (asset) for:
Pension Plan	13,599	10,882
Supplemental Pension Plan	(9,919)	(11,620)

	December 31, 2017	December 31, 2016
	$	$
Income statement charge for:
Pension plan	2,841	4,409
Supplemental Pension Plan	610	1,193
	3,451	5,602

Actuarial losses (gains) recognised in the statement of other comprehensive income in the period (before tax)	3,121	1,188
Cumulative actuarial losses recognised in the statement of other comprehensive income (before tax)	18,641	15,520

Summary of Amounts Recognised in the Balance Sheet for All Pension Plans

The amounts recognised in the balance sheet for all pension plans are determined as follows:

	December 31, 2017			December 31, 2016
	Pension Plan	SERP	Total	Pension Plan	SERP	Total
	$	$	$	$	$	$
Present value of obligations	16,028	43,956	59,984	12,936	37,686	50,622
Fair value of plan assets	(2,429)	(53,875)	(56,304)	(2,054)	(49,306)	(51,360)
Liability (asset) on balance sheet	13,599	(9,919)	3,680	10,882	(11,620)	(738)

Summary of Movement in the Defined Benefit Obligation Over the Year

The movement in the defined benefit obligation over the year is as follows:

	2017			2016
	Pension Plan	SERP	Total	Pension Plan	SERP	Total
	$	$	$	$	$	$
Balance at January 1,	12,936	37,686	50,622	8,688	31,565	40,253
Current service cost	2,102	877	2,979	520	1,483	2,003
Past service cost	206	208	414	3,494	193	3,687
Interest cost	620	1,508	2,128	476	1,340	1,816
Actuarial loss (gain)	292	2,390	2,682	445	1,939	2,384
Benefit payments	(1,060)	(1,485)	(2,545)	(26)	(445)	(471)
Exchange (gain) loss	932	2,772	3,704	(661)	1,611	950
Balance at December 31,	16,028	43,956	59,984	12,936	37,686	50,622

Summary of Movement in the Fair Value of Plan Assets of the Year

The movement in the fair value of plan assets of the year is as follows:

	2017			2016
	Pension Plan	SERP	Total	Pension Plan	SERP	Total
	$	$	$	$	$	$
At January 1,	2,054	49,306	51,360	1,968	43,016	44,984
Interest income on plan assets	86	1,983	2,069	81	1,823	1,904
Actuarial gain (loss)	(55)	(384)	(439)	(32)	(1,164)	(1,196)
Contributions by employer	219	1,196	1,415	-	1,728	1,728
Benefit payments	(57)	(1,485)	(1,542)	(26)	(445)	(471)
Exchange gain	182	3,259	3,441	63	4,348	4,411
At December 31,	2,429	53,875	56,304	2,054	49,306	51,360

Summary of Amounts Recognised in the Income Statement

The amounts recognised in the income statement are as follows:

	2017			2016
	Pension Plan	SERP	Total	Pension Plan	SERP	Total
	$	$	$	$	$	$

Current service cost	2,102	877	2,979	520	1,483	2,003
Interest cost	620	1,508	2,128	476	1,340	1,816
Past Service Cost	206	208	414	3,494	193	3,687
Expected return on plan assets	(87)	(1,983)	(2,070)	(81)	(1,823)	(1,904)
Defined benefit plans expense	2,841	610	3,451	4,409	1,193	5,602

Summary of Principal Actuarial Assumptions

The principal actuarial assumptions used were as follows:

	2017				2016
	Pension Plan			SERP	Pension Plan			SERP
	Greece	Turkey	Canada	Canada	Greece	Turkey	Canada
	%	%	%	%	%	%	%	%

Expected return on plan assets	-	-	3.9	3.9	-	-	3.9	3.9
Discount rate - beginning of year	1.6	10.5	3.9	3.9	2.0	10.5	4.0	4.0
Discount rate - end of year	1.7	11.0	3.4	3.4	1.6	10.5	3.9	3.9
Rate of salary escalation	2.8	6.5	2.0	2.0	2.8	6.0	2.0	2.0
Average remaining service period of active employees expected to receive benefits	-	-	8.2 years	8.2 years	-	-	7.1 years	7.1 years

Summary of Defined Benefit Plans' Weighted Average Asset Allocation Percentages by Asset Category

The following table summarizes the defined benefit plans’ weighted average asset allocation percentages by asset category:

	December 31, 2017		December 31, 2016
	Pension Plan	SERP	Pension Plan	SERP
Investment funds
Money market	0%	6%	2%	3%
Canadian fixed income	100%	2%	98%	4%
Canadian equities	-	20%	-	21%
US equities	-	19%	-	20%
International equities	-	7%	-	8%
Other (1)	-	46%	-	44%
Total	100%	100%	100%	100%

[1] Assets held by the Canada Revenue Agency in the refundable tax account

Summary of Sensitivity of the Overall Pension Obligation to Changes in the Weighted Principal Assumptions

The sensitivity of the overall pension obligation to changes in the weighted principal assumptions is:

	Change in assumption	Impact on overall obligation
Discount rate	Increase by 0.5%	Decrease by $2,855
	Decrease by 0.5%	Increase by $3,157
Salary escalation rate	Increase by 0.5%	Increase by $8
	Decrease by 0.5%	decrease by $14